CONVERTIBLE DEBENTURE (Tables)	12 Months Ended
Jan. 31, 2014
Schedule of Convertible Debenture, Valuation Assumptions [Table Text Block]
Risk free interest rate	1.73%-2.11%;
Expected life of the warrants	4.46 - 4.96 years
Annualized volatility	87%-93%
Dividend rate	0%